Expense Example - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth and Income Portfolio - VIP Growth and Income Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750